Expense Example {- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2020 Fund - Class K6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	133
5 years	230
10 years	$ 504